FINANCIAL INSTRUMENTS AND RISK MANAGEMENT- Credit risk (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Accounts receivable | Credit risk
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Maximum credit risk of outstanding balance	$ 34